Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Sep. 30, 2018	$ 730	$ 31,334	$ 12,671,069	$ (15,265,968)	$ (2,562,835)
Balance, shares at Sep. 30, 2018	7,296,000	313,342,558
Shares issued for private placements		$ 2,096	1,216,404		1,218,500
Shares issued for private placements, shares		20,959,687
Shares issued for services		$ 784	1,345,549		1,346,333
Shares issued for services, shares		7,840,119
Shares issued for employee compensation		$ 127	223,189		223,316
Shares issued for employee compensation, shares		1,271,350
Shares issued for debt settlement		$ 1,508	198,258		199,766
Shares issued for debt settlement, shares		15,076,214
Settlement of derivative liability			1,004,730		1,004,730
Warrants issued with notes payable			968,264		968,264
Net loss				(8,276,393)	(8,276,393)
Balance at Sep. 30, 2019	$ 730	$ 35,849	17,627,463	(23,542,361)	(5,878,319)
Balance, shares at Sep. 30, 2019	7,296,000	358,489,928
Shares issued for employee compensation		$ 26	24,974		25,000
Shares issued for employee compensation, shares		263,158
Shares issued for debt settlement		$ 173	260,183		260,356
Shares issued for debt settlement, shares		1,733,923
Shares issued for financing		$ 156	193,177		193,333
Shares issued for financing, shares		1,563,846
Net loss				(1,746,722)	(1,746,722)
Balance at Dec. 31, 2019	$ 730	$ 36,204	18,105,797	(25,289,083)	(7,146,352)
Balance, shares at Dec. 31, 2019	7,296,000	362,050,855
Balance at Sep. 30, 2019	$ 730	$ 35,849	17,627,463	(23,542,361)	(5,878,319)
Balance, shares at Sep. 30, 2019	7,296,000	358,489,928
Net loss					(6,011,202)
Balance at Mar. 31, 2020	$ 730	$ 38,986	20,100,195	(29,553,563)	(9,413,652)
Balance, shares at Mar. 31, 2020	7,296,000	389,874,604
Balance at Sep. 30, 2019	$ 730	$ 35,849	17,627,463	(23,542,361)	(5,878,319)
Balance, shares at Sep. 30, 2019	7,296,000	358,489,928
Shares issued for private placements		$ 967	384,033		385,000
Shares issued for private placements, shares		9,666,666
Shares issued for services		$ 1,458	1,099,982		1,101,440
Shares issued for services, shares		14,583,868
Shares issued for employee compensation		$ 58	58,980		59,038
Shares issued for employee compensation, shares		577,188
Shares issued for debt settlement		$ 1,373	474,245		475,618
Shares issued for debt settlement, shares		13,726,645
Settlement of derivative liability			656,462		656,462
Shares issued for financing		$ 236	257,481		257,717
Shares issued for financing, shares		2,363,846
Shares issued for default penalty		$ 100	85,000		85,100
Shares issued for default penalty, shares		1,000,000
Shares issued for acquisition		$ 450	366,850		367,300
Shares issued for acquisition, shares		4,500,000
Net loss				(9,163,329)	(9,163,329)
Balance at Sep. 30, 2020	$ 730	$ 40,491	21,010,497	(32,705,690)	(11,653,972)
Balance, shares at Sep. 30, 2020	7,296,000	404,908,141
Balance at Dec. 31, 2019	$ 730	$ 36,204	18,105,797	(25,289,083)	(7,146,352)
Balance, shares at Dec. 31, 2019	7,296,000	362,050,855
Shares issued for private placements		$ 767	309,233		310,000
Shares issued for private placements, shares		7,666,666
Shares issued for services		$ 830	773,524		774,354
Shares issued for services, shares		8,300,331
Shares issued for employee compensation		$ 31	34,006		34,037
Shares issued for employee compensation, shares		314,030
Shares issued for debt settlement		$ 1,024	770,881		771,905
Shares issued for debt settlement, shares		10,242,722
Shares issued for financing		$ 80	64,304		64,384
Shares issued for financing, shares		800,000
Shares issued for acquisition		$ 50	42,450		42,500
Shares issued for acquisition, shares		500,000
Net loss				(4,264,480)	(4,264,480)
Balance at Mar. 31, 2020	$ 730	$ 38,986	20,100,195	(29,553,563)	(9,413,652)
Balance, shares at Mar. 31, 2020	7,296,000	389,874,604
Balance at Sep. 30, 2020	$ 730	$ 40,491	21,010,497	(32,705,690)	(11,653,972)
Balance, shares at Sep. 30, 2020	7,296,000	404,908,141
Shares issued for private placements		$ 432	202,568		203,000
Shares issued for private placements, shares		4,323,695
Shares issued for services		$ 50	25,810		25,860
Shares issued for services, shares		500,000
Shares issued for debt settlement		$ 2,637	756,048		758,685
Shares issued for debt settlement, shares		26,371,210
Settlement of derivative liability			1,420,444		1,420,444
Shares issued for settlement of preferred stock	$ (547)	$ 900	(353)
Shares issued for settlement of preferred stock, shares	(5,472,000)	9,000,000
Net loss				(1,090,227)	(1,090,227)
Balance at Dec. 31, 2020	$ 183	$ 44,510	23,415,014	(33,795,917)	(10,336,210)
Balance, shares at Dec. 31, 2020	1,824,000	445,103,046
Balance at Sep. 30, 2020	$ 730	$ 40,491	21,010,497	(32,705,690)	(11,653,972)
Balance, shares at Sep. 30, 2020	7,296,000	404,908,141
Net loss					(2,503,473)
Balance at Mar. 31, 2021	$ 183	$ 45,741	24,797,183	(35,209,163)	(10,366,056)
Balance, shares at Mar. 31, 2021	1,824,000	457,415,546
Balance at Dec. 31, 2020	$ 183	$ 44,510	23,415,014	(33,795,917)	(10,336,210)
Balance, shares at Dec. 31, 2020	1,824,000	445,103,046
Shares issued for private placements		$ 31	24,969		25,000
Shares issued for private placements, shares		312,500
Shares issued for financing		$ 1,200	1,357,200		1,358,400
Shares issued for financing, shares		12,000,000
Net loss				(1,413,246)	(1,413,246)
Balance at Mar. 31, 2021	$ 183	$ 45,741	$ 24,797,183	$ (35,209,163)	$ (10,366,056)
Balance, shares at Mar. 31, 2021	1,824,000	457,415,546